Financial instruments and risk management	12 Months Ended
Dec. 31, 2019
Financial instruments and risk management
Financial instruments and risk management

3.  Financial instruments and risk management

Financial risk management

The Company’s activities are exposed to different financial risks stemmed from exogenous variables which are not under their control but whose effects might be potentially adverse such as: (i) market risk, (ii) credit risk, and (iii) liquidity risk. The Company’s global risk management program is focused on uncertainty in the financial markets and tries to minimize the potential adverse effects on net earnings and working capital requirements. The Company uses derivative financial instruments to hedge part of such risks. The Company does not enter into derivatives for trading or speculative purposes.

The sources of these financial risks exposures are included in both “on balance sheet” exposures, such as recognized financial assets and liabilities, as well as in “off-balance sheet” contractual agreements and on highly expected forecasted transactions. These on and off-balance sheet exposures, depending on their profiles, do represent potential cash flow variability exposure, in terms of receiving less inflows or facing the need to meet outflows which are higher than expected, therefore increase the working capital requirements.

Since adverse movements erode the value of recognized financial assets and liabilities, as well some other off-balance sheet financial exposures, there is a need for value preservation, by transforming the profiles of these fair value exposures.The Company has a Finance and Risk Management department, which identifies and measures financial risk exposures, in order to design strategies to mitigate or transform the profile of certain risk exposures, which are taken up to the corporate governance level for approval.

Market risk

a)  Jet fuel price risk

Since the contractual agreements with jet fuel suppliers include reference to jet fuel index, the Company is exposed to fuel price risk which might have an impact on the forecasted consumption volumes. The Company’s jet fuel risk management policy aims to provide the Company with protection against increases in jet fuel prices. In an effort to achieve the aforesaid, the risk management policy allows the use of derivative financial instruments available on over the counter (“OTC”) markets with approved counterparties and within approved limits. Aircraft jet fuel consumed in the years ended December 31, 2019, 2018 and 2017 represented 38%,  38% and 31%, of the Company’s operating expenses, respectively. The foreign currency risk is disclosed within subsection b) in this note.

During the year ended December 31, 2019, the Company entered into US Gulf Coast Jet fuel 54 Asian call options designated to hedge 13,492 thousand gallons. Such hedges represented a portion of the projected consumption for the 4Q 2019. Additionally, during the same period, the Company entered into US Gulf Coast Jet Fuel 54 Asian Zero-Cost collar options designated to hedge 70,136 thousand gallons. Such hedges represent a portion of the projected consumption for the 3Q19 and the year 2020.

During the year ended December 31, 2018, the Company entered into US Gulf Coast Jet Fuel 54 Asian Call options and Zero-Cost Collars designated to hedge 45.6 million gallons. Such hedges represent a portion of the projected consumption for the next twelve months. Additionally, as of December 31, 2017, the Company entered into US Gulf Coast Jet Fuel 54 Asian call options designated to hedge 61.1 million gallons. Such hedges represented a portion of the projected consumption for the next nine months of operations.

In accordance with IFRS 9 the Company separates the intrinsic value from the extrinsic value of an option contract; as such, the change in the intrinsic value can be designated as hedge accounting. Because extrinsic value (time and volatility values) of the Asian call options is related to a "transaction related hedged item", it is required to be segregated and accounted for as a cost of hedging in OCI and accrued as a separate component of stockholders' equity until the related hedged item matures and therefore impacts profit and loss.

The underlying (US Gulf Coast Jet Fuel 54) of the options held by the Company is a consumption asset (energy commodity), which is not in the Company’s inventory. Instead, it is directly consumed by the Company’s fleet at different airport terminals. Therefore, although a non-financial asset is involved, its initial recognition does not generate a book adjustment in the Company’s inventories.

Rather, it is initially accounted for in the Company’s OCI and a reclassification adjustment is made from OCI to profit and loss and recognized in the same period or periods in which the hedged item is expected to be allocated to profit and loss. Furthermore, the Company hedges its forecasted jet fuel consumption month after month, which is congruent with the maturity date of the monthly serial Asian call and Zero-Cost Collar options.

As of December 31, 2018 and 2017, the fair value of the outstanding US Gulf Coast Jet Fuel Asian call options was Ps.48,199 and Ps.497,403, respectively. As of December 31, 2019 and 2018 for the Zero-Cost Collars it was Ps. 133,567 and a (loss) of Ps.(122,948), respectively and are presented as part of the financial assets and financial liabilities in the consolidated statement of financial position. (See Note 5). The Company did not hold any position in Zero-Cost Collars for the period ended 2017.

During the year ended December 31, 2019, the intrinsic value of the Zero-Cost Collars recycled to the fuel cost was an expense of Ps. 9,477. As of December 31, 2018, the Company did not have intrinsic value recycled to the fuel cost as settlements started taking place on 2019.

The amount of positive cost of hedging derived from the extrinsic value changes of the jet fuel hedged position as of December 31, 2019 recognized in other comprehensive income totals Ps.133,567 (the positive cost of hedging in December 2018 and 2017 totals Ps.134,096 and Ps.163,836,  respectively), and will be recycled to the fuel cost during 2020, as these options expire on a monthly basis and the jet fuel is consumed. During the years ended December 31, 2019, 2018 and 2017, the net (positive) /negative cost of these options recycled to the fuel cost was Ps.61,067,  Ps.(402,493) and Ps.26,980, respectively.

The following table includes the notional amounts and strike prices of the derivative financial instruments outstanding as of the end of the year:

	Position as of December 31, 2019
	Jet fuel Zero-Cost Collar
	collars option contracts maturities
	1 Half 2020				2 Half 2020				2020 Total
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				34,480				22,164				56,644
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.63	/	1.82	US$	1.65	/	1.81	US$	1.64	/	1.82
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%
All-in
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2018
	Jet fuel Asian call and Zero-Cost
	collars option contracts maturities
	1 Half 2019				2 Half 2019		2019 Total
Jet fuel risk Asian Calls
Notional volume in gallons (thousands)*				12,790		13,842				26,632
Strike price agreed rate per gallon (U.S.dollars) **	US$			1.84		1.84	US$			1.84
Approximate percentage of hedge (of expected consumption value)				10%		10%				10%
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				18,963		—				18,963
Strike price agreed rate per gallon (U.S. dollars) **	US$	1.91	/	2.46	US$	—	US$	1.91	/	2.46
Approximate percentage of hedge (of expected consumption value)				15%		—%				15%
All-in
Approximate percentage of hedge (of expected consumption value)				25%		10%				18%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2017
	Jet fuel Asian call option contracts maturities
Jet fuel risk Asian Calls	1 Half 2018		2 Half 2018		2018 Total
Notional volume in gallons (thousands)*		69,518		61,863		131,381
Strike price agreed rate per gallon (U.S. dollars) **	US$	1.6861	US$	1.8106	US$	1.7447
Approximate percentage of hedge (of expected consumption value)		60%		50%		55%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

The following table illustrates the sensitivity of US Gulf Coast Jet Fuel 54 Zero Cost Collars to a reasonably possible change in fuel prices, with all other variables held constant, on the caption of accumulated other comprehensive income. The calculations were made considering a parallel movement of +/-5% in the spot price of the US Gulf Coast Jet 54 as of December 31, 2019:

Sensitivity of position
as of December 31, 2019
effect on equity
(U.S. dollars)
US Gulf Coast Jet Fuel 54 spot level
+5%	+4.52M
-5%	-4.52M

Please note this sensitivity was calculated with the net position delta of the portfolio, as change on the underlying price is small enough to be a good proxy

b)  Foreign currency risk

Though the Mexican peso is the functional currency of the Company, a significant portion of its operating expenses are denominated in U.S. dollar; thus, Volaris relies on sustained U.S. dollar cash flows coming from operations in the United States of America and Central America to support part of its commitments in such currency, however there’s still a mismatch.

Foreign currency risk arises from possible unfavorable movements in the exchange rate which could have a negative impact in the Company’s cash flows. To mitigate this risk, the Company may use foreign exchange derivative financial instruments and non-derivative financial instruments.

While most of the Company’s revenue is generated in Mexican pesos, although 29% of its revenues came from operations in the United States of America and Central America for the year ended at December 31, 2019 (32% at December 31, 2018 and 30% at December 31, 2017) and U.S. dollar denominated collections accounted for 43%,  38% and 40%, of the Company’s total collections in 2019, 2018 and 2017, respectively.

Company’s expenditures, particularly those related to aircraft leasing and acquisition, are denominated in U.S. dollar. In addition, although jet fuel for those flights originated in Mexico are paid in Mexican pesos, the price formula is impacted by the Mexican peso /U.S. dollar exchange rate. The Company’s foreign exchange exposure as of December 31, 2019, 2018 and 2017 is as set forth below:

	Thousands of U.S. dollars
	2019		2018		2017
Assets:
Cash and cash equivalents	US$	373,099	US$	279,829	US$	344,038
Other accounts receivable, net		23,620		10,957		13,105
Guarantee deposits		437,499		362,149		377,485
Derivative financial instruments		7,088		3,172		25,204
Total assets	US$	841,306	US$	656,107	US$	759,832

Liabilities:
Financial debt (Note 5)	US$	176,927	US$	155,455	US$	128,296
Lease liabilities		2,263,849		2,099,218		1,727,890
Suppliers		76,471		51,012		53,729
Other taxes and fees payable		22,486		14,823		10,304
Derivative financial instruments		—		6,246		—
Total liabilities		2,539,733		2,326,754		1,920,219
Net foreign currency position	US$	(1,698,427)	US$	(1,670,647)	US$	(1,160,387)

At April 27, 2020, date of issuance of these financial statements, the exchange rate was Ps.24.6230 per U.S. dollar.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Company initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Company determines the transaction date for each payment or receipt of advance consideration.

As of December 31, 2019, the Company did not enter foreign exchange rate derivatives financial instruments. All the Company’s remaining position in FX plain vanilla forwards matured throughout the first quarter of 2019 (January).

During the year ended December 31, 2018 and 2017, the Company entered into foreign currency forward contracts in U.S. dollars to hedge approximately, 20% and 9% of its future 12 and 6 months of aircraft rental expenses. A portion of the Company's foreign currency forwards position matured throughout the fourth quarter of 2018 (November & December), all of the Company’s position in foreign currency forward contracts from 2017 matured throughout the second half of the year (August, September, November and December), therefore there was no outstanding balance as of December 31, 2017.

As of December 31, 2018, the unrealized gains of Ps. 14,241, respectively relating to the foreign currency forward contracts is included in OCI.

For the years ended December 31, 2019, 2018 and 2017, the net gains (loss) on the foreign currency forward contracts were Ps. 4,199, Ps. 52,516 and Ps.(11,290), respectively, which were recognized as part of rental expense in the consolidated statements of operations.

i)  Hedging relationships with non-derivative financial instruments

Regarding the foreign currency risk effective since January 1st, 2019, the Company implemented two hedging strategies for forecasted foreign exchange exposures using with non-derivatives financial instruments. In the first hedging strategy the Company has designated a hedge to mitigate the foreign exchange rate risk and foreign exchange variation fluctuation in US dollar denominated forecasted revenues using the financial liabilities corresponding to the leases liability denominated in USD over the term of the remaining leases term. The Company has at December 31, 2019 an amount equivalent to USD$2.1 billion of lease liability designated as hedging forecasted revenues over the remaining lease term.

Additionally, the second strategy consists on a hedging relationship for foreign exchange rate with non- derivative financial instruments in order to mitigate the exchange rate risk and foreign exchange variation (MXN/USD) intrinsic in the US dollar denominated Jet Fuel purchases. For this strategy a portion of the Jet Fuel consumption over the next two years approximately has been designated as hedge item; as hedging instrument the company designated a portion of the guaranteed deposits and cash and cash equivalents denominated in USD. In this hedging relationship for foreign exchange rate with non-derivative financial instruments, the Company designated an amount equivalent to USD$410 million, which represent a portion of the financial assets denominated in USD.

For both hedging relationships follow a Cash Flow Hedging Model, the accounting records corresponding to the recycling of the reserve for hedging of cash flows (called Other Comprehensive Income or OCI, part of the Stakeholders Equity) will be done as it is indicated on IFRS 9, this mean to reclassify the OCI through the accounts of Results in the same period or periods in which the expected hedging for cash flows affect the result of the period; when those sales are recognized as revenue- always adjusting them because of the hedging effects- for the program.

c)  Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations and flight equipment lease agreements with floating interest rates.

The Company’s results are affected by fluctuations in certain benchmark market interest rates due to the impact that such changes may have on operational lease payments indexed to the London Inter Bank Offered Rate (“LIBOR”). The Company uses derivative financial instruments to reduce its exposure to fluctuations in market interest rates and accounts for these instruments as an accounting hedge. In most cases, when a derivative can be tailored within the terms and it perfectly matches cash flows of a leasing agreement, it may be designated as a CFH and the effective portion of fair value variations are recorded in equity until the date the cash flow of the hedged lease payment is recognized in the consolidated statements of operations.

The Irrevocable Trust number CIB/3249, whose trustor is the Company, entered a cap to mitigate the risk due to interest rate increases on the CEBUR coupon payments. The floating rate coupons reference referring to TIIE 28 are limited under the cap to 10% on the reference rate for the life of the CEBUR and haves the same amortization schedule. Thus, the cash flows of the CEBUR are perfectly matched by the hedging instrument. The cap start date was July 19, 2019, and the maturity date is June 20, 2024; consisting of 59 caplets with the same specifications as the CEBUR coupons for reference rate determination, coupon term, and fair value.

At December 31, 2019, the Company’s outstanding hedging contracts in the form of interest rate caps with notional amount of Ps.1.5 billion had fair value of Ps.2,695 recorded in assets.

During the years ended December 31, 2018 and 2017, the Company did not have any outstanding interest rate derivatives.

For the years ended December 31, 2017, the reported loss on the interest rate swaps was Ps.13,827,  which was recognized as part of rental expense in the consolidated statements of operations. All the Company’s position in the form of interest rate swaps matured on March 31 and April 30, 2017 consequently there is no outstanding balance as of December 31, 2018 and 2017.

d)  Liquidity risk

Liquidity risk represents the risk that the Company has insufficient funds to meet its obligations.

Because of the cyclical nature of the business, the operations, and its investment and financing needs related to the acquisition of new aircraft and renewal of its fleet, the Company requires liquid funds to meet its obligations.

The Company attempts to manage its cash and cash equivalents and its financial assets, relating the term of investments with those of its obligations. Its policy is that the average term of its investments may not exceed the average term of its obligations. This cash and cash equivalents position is invested in highly liquid short-term instruments through financial entities.

The Company has future obligations related to maturities of bank borrowings, lease liabilities and derivative contracts. The Company’s off-balance sheet exposure represents the future obligations related to aircraft purchase contracts. The Company concluded that it has a low concentration of risk since it has access to alternate sources of funding.

The table below presents the Company’s contractual principal payments required on its financial liabilities and the derivative financial instruments fair value:

	December 31, 2019
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,855,956	Ps.	1,452,553	Ps.	3,308,509
Short-term working capital facilities (Note 5)		200,000		—		200,000
Asset backed trust note (Note 5)		—		1,500,000		1,500,000

Lease liabilities:
Aircraft, engines, land and buildings leases		4,720,505		35,796,540		40,517,045
Aircraft and engine lease return obligation		383,093		1,469,595		1,852,688
Total	Ps.	7,159,554	Ps.	40,218,688	Ps.	47,378,242

	December 31, 2018
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	734,635	Ps.	2,310,939	Ps.	3,045,574
Short-term working capital facilities (Note 5)		461,260		—		461,260

Derivative financial instruments:
Jet fuel Asian Zero-Cost collars options contracts		122,948		—		122,948

Lease liabilities:
Aircraft, engines, land and buildings leases		4,976,454		34,588,692		39,565,146
Aircraft and engine lease return obligation		10,851		1,820,194		1,831,045
Total	Ps.	6,306,148	Ps.	38,719,825	Ps.	45,025,973

		December 31, 2017
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,449,236	Ps.	1,079,152	Ps.	2,528,388
Short-term working capital facilities (Note 5)		948,354		—		948,354

Lease liabilities:
Aircraft, engines, land and buildings leases		4,213,417		28,310,287		32,523,704
Aircraft and engine lease return obligation		193,187		1,454,790		1,647,977
Total	Ps.	6,804,194	Ps.	30,844,229	Ps.	37,648,423

e)  Credit risk

Credit risk is the risk that any counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments including derivatives.

Financial instruments that expose the Company to credit risk involve mainly cash equivalents and accounts receivable. Credit risk on cash equivalents relate to amounts invested with major financial institutions.

Credit risk on accounts receivable relates primarily to amounts receivable from the major international credit card companies.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in credit cards.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit-ratings assigned by international credit-rating agencies.

Some of the outstanding derivative financial instruments expose the Company to credit loss in the event of nonperformance by the counterparties to the agreements. However, the Company does not expect any of its counterparties to fail to meet their obligations. The amount of such credit exposure is generally the unrealized gain, if any, in such contracts.

To manage credit risk, the Company selects counterparties based on credit assessments, limits overall exposure to any single counterparty and monitors the market position with each counterparty. The Company does not purchase or hold derivative financial instruments for trading purposes. At December 31, 2019, the Company concluded that its credit risk related to its outstanding derivative financial instruments is low, since it has no significant concentration with any single counterparty and it only enters into derivative financial instruments with banks with high credit-rating assigned by international credit-rating agencies.

f)  Capital management

Management believes that the resources available to the Company are enough for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for the 2019 fiscal year.

The primary objective of the Company’s capital management is to ensure that it maintains healthy capital ratios to support its business and maximize the shareholder’s value. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2019, 2018 and 2017. The Company is not subject to any externally imposed capital requirement, other than the legal reserve (Note 18).